UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sloane Robinson LLP
Address:     20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:   28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tanya Farrell

Title:        Head of Legal and Compliance

Phone:        +44 207 929 8839

Signature, Place, and Date of Signing:

         /s/ Tanya Farrell            London, England          February 8, 2008
         -----------------            ---------------          -----------------
            [Signature]                [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       $210,878
                                              (thousands)

                               Sloane Robinson LLP

                           Form 13F Information Table


              Name               Title of      CUSIP      Value    SHRS or    SH/  Put/ Investment   Other      Voting Authority
                                  Class                   x$1000  PRN amount  PRN  call Discretion  Managers   Sole  Shared  None
----------------------------      -----        -----      ------  ----------  ---  ---- ----------  --------   ----  ------  ----

BANCO BRADESCO S A             SP ADR PFD
                               NEW          059460303   74,301    2,321,900   SH           SOLE             2,321,900
COMPANHIA VALE DO RIO DOCE     SPONSORED
                               ADR          204412209   23,542      720,600   SH           SOLE               720,600
DESARROLLADORA HOMEX S A DE    SPONSORED
                               ADR          25030W100      584       11,800   SH           SOLE                11,800
GAFISA S A                     SPONS ADR    362607301   16,118      430,400   SH           SOLE               430,400
KOOKMIN BK NEW                 SPONSORED
                               ADR          50049M109   53,934      735,600   SH           SOLE               735,600
KT CORP                        SPONSORED
                               ADR          48268K101   37,456    1,451,800   SH           SOLE             1,451,800
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP
                               PFD UT       90458E107    4,943       35,400   SH           SOLE                35,400